Acquisitions (Details) - Schedule of preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition - Preliminary Fair Value [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Viridian Sciences [Member]
Acquisitions (Details) - Schedule of preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition [Line Items]
Accounts receivable	$ 556
Prepaid expenses and other current assets	148
Capitalized software	423
Acquired technology	470
Customer relationships	820
Acquired trade name	20
Goodwill	5,408
Accounts payable and accrued expenses	(350)
Deferred tax liabilities	(307)
Deferred revenue	(1,000)
Net assets acquired	6,188
365 Cannabis [Member]
Acquisitions (Details) - Schedule of preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition [Line Items]
Accounts receivable	486
Prepaid expenses and other current assets	261
Fixed Assets	93
Non-compete agreement	80
Acquired technology	1,040
Customer relationships	13,810
Acquired trade name	270
Goodwill	14,043
Accounts payable and accrued expenses	(826)
Deferred tax liabilities	(2,642)
Deferred revenue	(3,300)
Net assets acquired	23,842
Cash	527
Trellis Solutions, Inc [Member]
Acquisitions (Details) - Schedule of preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition [Line Items]
Accounts receivable	91
Other assets	6
Acquired technology	210
Customer relationships	220
Acquired trade name	80
Goodwill	3,216
Accounts payable and accrued expenses	(284)
Deferred revenue	(31)
Net assets acquired	3,529
Cash	21
solo sciences, inc. [Member]
Acquisitions (Details) - Schedule of preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition [Line Items]
Prepaid expenses and other current assets	22
Furniture, fixtures, and equipment	2
Acquired technology	7,160
Acquired trade name	340
Goodwill	17,025
Accounts payable and accrued expenses	(1,158)
Fair value of noncontrolling interests	(5,553)
Net assets acquired	17,939
Cash	101
Ample Organics [Member]
Acquisitions (Details) - Schedule of preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition [Line Items]
Accounts receivable	917
Prepaid expenses and other current assets	595
Furniture, fixtures, and equipment	1,327
Acquired technology	850
Customer relationships	2,660
Acquired trade name	285
Goodwill	25,806
Accounts payable and accrued expenses	(805)
Deferred revenue	(549)
Net assets acquired	31,531
Cash	$ 445